Capital Structure - Common Stock (Details) (USD $)	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 18, 2013 Common Stock	Jun. 30, 2013 Common Stock
Class Of Stock [Line Items]
Issuance of common shares				4,000,000
Common stock offering price				$ 5.25
Proceeds from the issuance of common shares	$ 20,055,000	$ 0		$ 20,055,000
Shares issued under the Equity Incentive Plan					34,000
Common stock shares outstanding	24,960,715		20,926,715		24,960,715
Number of non-vested shares	530,335		532,333		530,335
Dividend per common share paid	$ 0.34	$ 0.60			$ 0.34
Dividends paid on common shares	8,486,643	9,795,600			8,486,643
Other Offering Costs				$ 112,837